Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		$ 6,178	$ 6,676
Fair value of borrowings outstanding		$ 5,888	6,106
Borrowings term		5 years
Subordinated debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		$ 6,178		$ 6,676
Interest expense on subordinated debt		$ 213	198
Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate		6.30%
Borrowings outstanding		$ 150	150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate		5.40%
Borrowings outstanding		$ 398	398
Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		3.05%
Borrowings outstanding		$ 0	999
Subordinated Debt Issued August 13, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		2.38%
Borrowings outstanding		$ 750	749
Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.58%
Borrowings outstanding		$ 997	996
Repayments of subordinated liabilities	$ 1,000
Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.06%
Borrowings outstanding		$ 747	746
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Interest rate		2.46%
Borrowings outstanding		$ 498	498
Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Interest rate		2.80%
Borrowings outstanding		$ 996	996
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Interest rate		3.15%
Borrowings outstanding		$ 498	498
Subordinated Debt Issued August 10, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate		4.78%
Borrowings outstanding		$ 647	646
Sun Life Financial Inc. Subordinated Debt Issued July 4, 2023
Disclosure of detailed information about borrowings [line items]
Interest rate		5.50%
Borrowings outstanding		$ 497	$ 0
Government of Canada Bond Yield | Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.16%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.66%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.03%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.69%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.91%
Canada Overnight Repo Rate Average (CORRA) | Subordinated Debt Issued August 10, 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.96%
Canada Overnight Repo Rate Average (CORRA) | Sun Life Financial Inc. Subordinated Debt Issued July 4, 2023
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.93%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.00%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued August 13, 2019
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.44%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.25%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.52%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.38%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.285%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.335%